Account Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Schedule of Account Receivable

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Accounts receivable - gross	$1,411,624	$1,345,080	$1,462,698	$-
Allowance for doubtful debts	(1,181,916)	-	-	-
Accounts receivable - net	$229,708	$1,345,080	$1,462,698	$-

Schedule of Movement in Allowance for Doubtful Debts

Movement in allowance for doubtful debts

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Balance as at beginning of period	$-	$-	$-	$-
Provision for bad debts	1,181,916	-	-	-
Balance at end of period	$1,181,916	$-	$-	$-